16. Amount Due to an Affiliate (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	9 Months Ended
	Feb. 20, 2019	Oct. 14, 2019	Dec. 31, 2020	Dec. 31, 2019
Amount due to an affiliate, current			$ 9,756	$ 9,128
Amount due to an affiliate, noncurrent			832	1,728
Sinsin [Member] | Other Borrowing [Member]
Amount due to an affiliate, current	$ 729
Debt interest rate	5.00%	4.50%
Debt maturity date	Dec. 31, 2024	Dec. 31, 2027
Amount due to an affiliate, noncurrent		$ 1,308
Sinsin [Member] | Payment made by Sinsin on the behalf of the Group [Member]
Amount due to an affiliate, current			$ 9,563	$ 8,819